Summary of Activity of Level 3 Inputs Measured on Recurring Basis (Detail) (USD $)	2 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 0	$ 2,354,624
Warrant liability incurred (Note 7)		487,620	13,316
Conversion feature liability incurred (Note 7)		578,155	125,000	509,890	0
Additions	2,354,624
Exercises	0
Adjustment resulting from change in fair value recognized in earnings	0 [1]
Ending Balance	2,354,624			0
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,354,624				3,435,086
Warrant liability incurred (Note 7)		487,620				0
Change in warrant liability		(390,043)				(298,279)
Holdback consideration		376,236				239,414
Conversion feature liability incurred (Note 7)		578,155				0
Change in conversion feature liability		(90,525)				(60,154)
Ending Balance		$ 3,316,067				$ 3,316,067

[1]	The amount of total gains or losses for the period attributable to the change in unrealized gains or losses relating to liabilities held at the reporting date. The unrealized gain is recorded in unrealized gain on change in fair value of warrant and derivative liabilities in the accompanying condensed and consolidated statement of operations.